Accrued liabilities and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued liabilities and other current liabilities
Revenue sharing fees and content costs	$ 83,433	$ 82,731
Salaries and welfare	89,881	91,035
Marketing and promotion expenses	95,883	56,988
Value added taxes and other taxes payable	245,665	224,834
Bandwidth costs	13,928	20,876
Consideration received related to disposal of YY Live business (Note 3)		1,859,325
Payables to merchants	38,280	33,085
Dividends payable	26,815
Others	32,793	25,049
Total	$ 626,678	$ 2,393,923